SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 4:-	SHAREHOLDERS' EQUITY

The fair value for options granted in the periods presented is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Six months ended June 30,
	2013	2012
	Unaudited

Risk free interest	0.57%	1.00%
Dividend yields	0%	0%
Volatility	81%	127%
Expected life (in years)	4	4

The following is a summary of the Company's stock options activity for the six months ended June 30, 2013:

	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2012	1,670	$2.44
Granted	68	6.47
Exercised	(50)	2.29
Canceled or forfeited	(41)	4.51

Outstanding at June 30, 2013	1,647	$2.56	2.74	$5,700

Exercisable at June 30, 2013	1,257	$2.31	2.18	$4,719

Vested and expected to vest at June 30, 2013	1,620	$2.55	2.71	$5,638

The weighted average fair value of options granted during the six months ended June 30, 2013 was $3.8.

The following table shows the total stock-based compensation expense included in the interim consolidated statements of operations:

	Six months ended June 30,
	2013	2012
	Unaudited

Research and development	$132	$121
Selling and marketing	88	76
General and administrative	86	127

Total stock-based compensation expense	$306	$324